UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Institutional Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

Institutional Equity Funds	September 30, 2012

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 97.6%		
CONSUMER DISCRETIONARY 12.2%		
Auto Components 0.7%		
Allison Transmission Holdings	264,000	5,311
Gentex	878,000	14,935
		20,246
Automobiles 0.7%		
Harley-Davidson	408,000	17,287
Tesla Motors (1)(2)	103,000	3,016
		20,303
Hotels, Restaurants & Leisure 3.7%		
Chipotle Mexican Grill (2)	34,000	10,796
Choice Hotels International	434,000	13,884
Marriott, Class A	968,000	37,849
Panera Bread, Class A (2)	93,000	15,893
Starbucks	222,000	11,267
Tim Hortons	381,000	19,823
		109,512
Internet & Catalog Retail 0.9%		
Groupon (2)	929,000	4,422
Liberty Interactive (2)	766,000	14,171
Netflix (2)	126,000	6,860
		25,453
Media 1.2%		
Charter Communications, Class A (2)	188,000	14,113
Discovery Communications, Class C (2)	266,000	14,907
Lamar Advertising (2)	189,000	7,004
		36,024
Multiline Retail 2.8%		
Dollar General (2)	1,013,000	52,210

Kohl's	629,000	32,217
		84,427
Specialty Retail 1.9%		
CarMax (2)	1,122,000	31,753
O'Reilly Automotive (2)	299,000	25,002
		56,755
Textiles, Apparel & Luxury Goods 0.3%		
Michael Kors Holdings (2)	169,000	8,987
		8,987
Total Consumer Discretionary		361,707
CONSUMER STAPLES 2.0%		
Food & Staples Retailing 1.4%		
Fresh Market (2)	122,000	7,317
Shoppers Drug Mart (CAD)	506,000	21,067
Whole Foods Market	133,000	12,954
		41,338
Food Products 0.6%		
Treehouse Foods (2)	332,000	17,430
		17,430
Total Consumer Staples		58,768
ENERGY 6.3%		
Oil, Gas & Consumable Fuels 6.3%		
CONSOL Energy	847,000	25,452
EQT	591,000	34,869
Halcon Resources (2)	823,000	6,033
Laredo Petroleum Holdings (2)	238,000	5,231
Pioneer Natural Resources	160,000	16,704
Range Resources	552,000	38,568

SM Energy	571,000	30,897
Southwestern Energy (2)	801,000	27,859
Total Energy		185,613
FINANCIALS 7.6%		
Capital Markets 1.2%		
Charles Schwab	1,006,000	12,867
TD Ameritrade Holding	1,422,000	21,856
		34,723
Commercial Banks 1.0%		
BankUnited	530,000	13,043
TCF Financial	1,394,000	16,645
		29,688
Diversified Financial Services 2.4%		
CBOE Holdings	675,000	19,859
IntercontinentalExchange (2)	113,000	15,075
MSCI, Class A (2)	1,060,000	37,937
		72,871
Insurance 2.5%		
HCC Insurance Holdings	633,000	21,453
Progressive	864,000	17,919
W. R. Berkley	420,000	15,746
Willis Group Holdings	501,000	18,497
		73,615
Real Estate Management & Development 0.5%		
Jones Lang LaSalle	192,000	14,659
		14,659
Total Financials		225,556

HEALTH CARE 19.7%		
Biotechnology 4.2%		
Alexion Pharmaceuticals (2)	251,000	28,714
Alkermes (2)	834,000	17,306
Ariad Pharmaceuticals (2)	337,000	8,164
Cubist Pharmaceuticals (2)	165,000	7,867
Incyte (2)	322,000	5,812
ONYX Pharmaceuticals (2)	118,000	9,971
Regeneron Pharmaceuticals (2)	211,000	32,211
Theravance (2)	482,000	12,489
		122,534
Health Care Equipment & Supplies 6.3%		
C. R. Bard	323,000	33,802
CareFusion (2)	1,060,000	30,093
Cooper Companies	203,000	19,175
DENTSPLY International	1,233,000	47,027
Edwards Lifesciences (2)	227,000	24,373
IDEXX Laboratories (2)	328,000	32,587
		187,057
Health Care Providers & Services 5.0%		
Catamaran (2)	424,000	41,539
Henry Schein (2)	344,000	27,269
Laboratory Corporation of America (2)	342,000	31,625
MEDNAX (2)	253,000	18,836
Universal Health Services	413,000	18,886
Wellcare Health Plans (2)	190,000	10,744
		148,899
Life Sciences Tools & Services 2.2%		
Agilent Technologies	225,000	8,651
Bruker (2)	1,241,000	16,245
Covance (2)	573,000	26,753

Illumina (2)	167,000	8,050
Mettler-Toledo International (2)	38,000	6,488
		66,187
Pharmaceuticals 2.0%		
Elan, ADR (2)	1,313,000	14,076
Hospira (2)	588,000	19,298
Valeant Pharmaceuticals International (2)	464,000	25,645
		59,019
Total Health Care		583,696
INDUSTRIALS & BUSINESS SERVICES 23.0%		
Aerospace & Defense 2.2%		
Rockwell Collins	168,000	9,011
Spirit Aerosystems Holdings, Class A (2)	505,000	11,216
Textron	1,693,000	44,306
		64,533
Air Freight & Logistics 0.4%		
UTi Worldwide	823,000	11,086
		11,086
Commercial Services & Supplies 2.5%		
Clean Harbors (2)	169,000	8,256
IHS (2)	540,000	52,569
Waste Connections	420,000	12,705
		73,530
Construction & Engineering 1.3%		
Quanta Services (2)	1,623,000	40,088
		40,088
Electrical Equipment 5.6%		
Acuity Brands	231,000	14,620

AMETEK	1,597,000	56,614
Babcock & Wilcox (2)	1,293,000	32,933
Roper Industries	554,000	60,879
		165,046
Industrial Conglomerates 0.9%		
McDermott International (2)	2,123,000	25,943
		25,943
Machinery 4.9%		
Colfax (2)	186,000	6,821
Gardner Denver	604,000	36,488
IDEX	765,000	31,954
Pall	645,000	40,951
Rexnord (2)	266,000	4,846
WABCO Holdings (2)	422,000	24,337
		145,397
Professional Services 1.7%		
ManpowerGroup	776,000	28,557
Verisk Analytics, Class A (2)	489,000	23,281
		51,838
Road & Rail 2.0%		
Hertz Global Holdings (2)	1,693,000	23,245
J.B. Hunt Transport Services	321,000	16,705
Kansas City Southern Industries	270,000	20,460
		60,410
Trading Companies & Distributors 1.5%		
Air Lease (2)	706,000	14,402
Fastenal	733,000	31,512
		45,914
Total Industrials & Business Services		683,785

INFORMATION TECHNOLOGY 21.9%

Communications Equipment 2.4%		
Aruba Networks (2)	376,000	8,455
JDS Uniphase (2)	2,582,000	31,978
Motorola Solutions	573,000	28,965
		69,398
Computers & Peripherals 0.4%		
SanDisk (2)	252,000	10,944
		10,944
Electronic Equipment, Instruments & Components 1.2%		
Trimble Navigation (2)	764,000	36,412
		36,412
Internet Software & Services 1.0%		
Akamai Technologies (2)	363,000	13,889
Dropbox, Acquisition Date: 5/1/12, Acquisition Cost $692 (2)(3)	76,454	692
Rackspace Hosting (2)	236,000	15,597
		30,178
IT Services 5.2%		
Amdocs	1,103,000	36,388
Fiserv (2)	524,000	38,792
Gartner (2)	1,020,000	47,012
Global Payments	516,000	21,584
Vantiv, Class A (2)	506,000	10,904
		154,680
Semiconductor & Semiconductor Equipment 5.1%		
Altera	506,000	17,196
Atmel (2)	3,004,000	15,801
Avago Technologies	326,000	11,366
Cree (2)	420,000	10,723
Intersil Holding, Class A	472,000	4,130

Marvell Technology Group	1,407,000	12,874
Microchip Technology	506,000	16,566
NVIDIA (2)	1,177,000	15,701
Silicon Laboratories (2)	521,000	19,152
Xilinx	843,000	28,165
		151,674
Software 6.6%		
Ariba (2)	296,000	13,261
Concur Technologies (2)	333,000	24,552
FactSet Research Systems	242,000	23,334
Informatica (2)	338,000	11,766
MICROS Systems (2)	476,000	23,381
Nuance Communications (2)	1,514,000	37,683
Red Hat (2)	589,000	33,538
ServiceNow (2)	208,000	8,045
TIBCO Software (2)	675,000	20,405
		195,965
Total Information Technology		649,251
MATERIALS 3.5%		
Chemicals 1.1%		
Celanese, Class A	380,000	14,406
Rockwood Holdings	425,000	19,805
		34,211
Containers & Packaging 0.3%		
Ball	182,000	7,701
		7,701
Metals & Mining 2.1%		
Agnico-Eagle Mines	587,000	30,453

Franco-Nevada (CAD)	526,000	31,006
		61,459
Total Materials		103,371
UTILITIES 1.4%		
Independent Power Producers & Energy Traders 1.4%		
Calpine (2)	2,447,000	42,333
Total Utilities		42,333
Total Common Stocks (Cost $2,511,012)		2,894,080
CONVERTIBLE PREFERRED STOCKS 0.4%		
CONSUMER DISCRETIONARY 0.1%		
Internet & Catalog Retail 0.1%		
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $4,233 (2)(3)	770,642	3,849
Total Consumer Discretionary		3,849
INFORMATION TECHNOLOGY 0.3%		
Internet Software & Services 0.3%		
Dropbox, Series A, Acquisition Date: 5/1/12 Acquisition Cost $859 (2)(3)	94,942	859
Dropbox, Series A-1, Acquisition Date: 5/1/12 Acquisition Cost $4,220 (2)(3)	466,370	4,220
LivingSocial, Acquisition Date: 4/1/11 Acquisition Cost $3,306 (2)(3)	584,990	1,133
Workday, Acquisition Date: 10/13/11 – 9/28/12 Acquisition Cost $1,110 (2)(3)	83,158	1,799
Total Information Technology		8,011
Total Convertible Preferred Stocks (Cost $13,729)		11,860

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the nine months ended September 30, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at September 30, 2012, totaled $(3,061,000) for the nine months ended September 30, 2012.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2012, the value of loaned securities was $2,089,000; the value of cash collateral investments was $2,087,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $2,579,764,000. Net unrealized gain aggregated $381,195,000 at period-end, of which $488,650,000 related to appreciated investments and $107,455,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Institutional Large-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 95.0%		
CONSUMER DISCRETIONARY 10.3%		
Automobiles 1.3%		
General Motors (1)	554,500	12,615
		12,615
Media 6.1%		
Cablevision, Class A	280,500	4,446
Comcast, Class A	281,000	10,051
Liberty Media (1)	25,700	2,677
Madison Square Garden (1)	73,600	2,964
Time Warner	430,400	19,510
Time Warner Cable, Class A	211,000	20,058
		59,706
Multiline Retail 1.5%		
Kohl's	293,100	15,012
		15,012
Specialty Retail 1.4%		
Lowe's	453,000	13,699
		13,699
Total Consumer Discretionary		101,032
CONSUMER STAPLES 5.2%		
Beverages 1.2%		
PepsiCo	170,300	12,052
		12,052
Food & Staples Retailing 0.7%		
Wal-Mart	96,100	7,092
		7,092

Food Products 0.9%		
Kellogg	159,500	8,240
		8,240
Household Products 1.8%		
Procter & Gamble	255,900	17,749
		17,749
Personal Products 0.6%		
Avon	353,000	5,631
		5,631
Total Consumer Staples		50,764
ENERGY 14.1%		
Energy Equipment & Services 1.3%		
Baker Hughes	206,200	9,326
Schlumberger	44,000	3,183
		12,509
Oil, Gas & Consumable Fuels 12.8%		
Apache	35,800	3,096
Chevron	258,650	30,148
CONSOL Energy	221,000	6,641
EQT	117,700	6,944
ExxonMobil	302,100	27,627
Hess	180,300	9,686
Murphy Oil	156,800	8,419
Newfield Exploration (1)	248,500	7,783
Royal Dutch Shell, ADR	175,500	12,181
Spectra Energy	432,500	12,698
		125,223
Total Energy		137,732

FINANCIALS 21.1%		
Capital Markets 4.0%		
Ameriprise Financial	106,600	6,043
Charles Schwab	506,500	6,478
Goldman Sachs	38,200	4,343
Invesco	313,500	7,834
Morgan Stanley	879,000	14,715
		39,413
Commercial Banks 4.2%		
Fifth Third Bancorp	550,500	8,538
KeyCorp	904,500	7,906
U.S. Bancorp	407,500	13,977
Wells Fargo	304,000	10,497
		40,918
Consumer Finance 2.0%		
American Express	205,600	11,690
SLM Corporation	511,500	8,041
		19,731
Diversified Financial Services 4.4%		
Bank of America	1,727,000	15,249
JPMorgan Chase	693,000	28,053
		43,302
Insurance 4.6%		
Allstate	308,000	12,200
Marsh & McLennan	499,500	16,948
MetLife	198,300	6,834
XL Group	374,000	8,987
		44,969

Real Estate Investment Trusts (REITs) 1.4%		
Weyerhaeuser, REIT	518,600	13,556
		13,556
Real Estate Management & Development 0.5%		
St. Joe (1)(2)	269,000	5,245
		5,245
Total Financials		207,134
HEALTH CARE 10.8%		
Biotechnology 1.1%		
Amgen	127,000	10,708
		10,708
Health Care Equipment & Supplies 1.4%		
Covidien	221,200	13,144
		13,144
Life Sciences Tools & Services 1.1%		
Thermo Fisher Scientific	184,800	10,872
		10,872
Pharmaceuticals 7.2%		
Johnson & Johnson	261,200	17,999
Merck	554,900	25,026
Pfizer	1,109,500	27,571
		70,596
Total Health Care		105,320
INDUSTRIALS & BUSINESS SERVICES 14.7%		
Aerospace & Defense 4.2%		
Boeing	91,600	6,377
Honeywell International	153,800	9,190
Lockheed Martin	54,400	5,080

Computers & Peripherals 1.0%		
Dell	1,007,500	9,934
		9,934
Electronic Equipment, Instruments & Components 0.6%		
TE Connectivity	184,000	6,258
		6,258
IT Services 1.7%		
IBM	37,250	7,727
Western Union	476,500	8,682
		16,409
Semiconductor & Semiconductor Equipment 0.4%		
Texas Instruments	139,000	3,830
		3,830
Software 2.4%		
Microsoft	789,500	23,511
		23,511
Total Information Technology		72,599
MATERIALS 3.6%		
Chemicals 0.5%		
Celanese, Class A	99,600	3,776
Monsanto	12,500	1,137
		4,913
Construction Materials 1.0%		
Vulcan Materials	200,800	9,498
		9,498
Metals & Mining 0.6%		
Nucor	108,000	4,132

U.S. Steel (2)	88,000	1,678
		5,810
Paper & Forest Products 1.5%		
International Paper	405,500	14,728
		14,728
Total Materials		34,949
TELECOMMUNICATION SERVICES 3.5%		
Diversified Telecommunication Services 2.6%		
AT&T	687,000	25,900
		25,900
Wireless Telecommunication Services 0.9%		
Sprint Nextel (1)	1,562,500	8,625
		8,625
Total Telecommunication Services		34,525
UTILITIES 4.3%		
Electric Utilities 2.5%		
Entergy	169,800	11,767
Exelon	360,500	12,827
		24,594
Independent Power Producers & Energy Traders 1.8%		
AES (1)	450,000	4,937
NRG Energy	606,000	12,962
		17,899
Total Utilities		42,493
Total Common Stocks (Cost $784,624)		930,811

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2012, the value of loaned securities was $14,797,000; the value of cash collateral investments was $15,378,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $822,519,000. Net unrealized gain aggregated $146,187,000 at period-end, of which $175,846,000 related to appreciated investments and $29,659,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Institutional Small-Cap Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 97.8%		
CONSUMER DISCRETIONARY 13.9%		
Auto Components 0.1%		
Strattec Security	23,200	494
		494
Automobiles 0.0%		
Tesla Motors (1)	13,000	381
		381
Distributors 0.5%		
Pool	119,712	4,978
		4,978
Hotels, Restaurants & Leisure 3.2%		
BJ's Restaurants (1)	125,200	5,678
Brinker	165,500	5,842
Jack In the Box (1)	257,700	7,244
Red Robin Gourmet Burgers (1)	95,000	3,093
Sonic (1)	333,350	3,424
The Cheesecake Factory	133,650	4,778
		30,059
Household Durables 0.7%		
Ethan Allen Interiors	31,632	693
Meritage (1)	141,200	5,370
Standard Pacific (1)	145,100	981
		7,044
Internet & Catalog Retail 0.7%		
HSN	131,100	6,430
		6,430
Leisure Equipment & Products 1.2%		
Brunswick	495,600	11,215
		11,215

Media 1.2%		
Madison Square Garden (1)	68,042	2,740
Meredith	109,000	3,815
Pandora Media (1)	192,400	2,107
Scholastic	89,495	2,844
		11,506
Specialty Retail 5.7%		
American Eagle Outfitters	107,000	2,256
ANN (1)	249,450	9,412
Chico's	191,600	3,470
Christopher & Banks	115,975	407
Express (1)	149,200	2,211
Five Below (1)	66,800	2,611
Francesca's Holdings (1)	157,400	4,837
hhgregg (1)	157,000	1,083
Hibbett Sports (1)	101,500	6,034
Hot Topic	272,100	2,367
MarineMax (1)	106,900	886
Monro Muffler Brake	170,025	5,983
Pier 1 Imports	185,200	3,471
rue21 (1)	118,600	3,694
Zumiez (1)	185,000	5,130
		53,852
Textiles, Apparel & Luxury Goods 0.6%		
Carters (1)	17,100	921
Tumi Holdings (1)	77,300	1,820
Under Armour (1)	48,900	2,730
Vera Bradley (1)	15,200	362
		5,833
Total Consumer Discretionary		131,792

CONSUMER STAPLES 2.2%		
Food & Staples Retailing 1.0%		
Fresh Market (1)	137,487	8,246
The Pantry (1)	90,300	1,314
		9,560
Food Products 1.2%		
Flowers Foods	105,700	2,133
Seneca Foods (1)	2,700	80
Treehouse Foods (1)	170,227	8,937
		11,150
Total Consumer Staples		20,710
ENERGY 5.3%		
Energy Equipment & Services 1.3%		
C&J Energy Services (1)	98,600	1,962
Forum Energy Technologies (1)	91,700	2,230
Gulf Island Fabrication	104,000	2,898
ION Geophysical (1)	284,400	1,974
Key Energy Services (1)	259,100	1,814
Superior Energy (1)	49,225	1,010
Union Drilling (1)	53,300	346
		12,234
Oil, Gas & Consumable Fuels 4.0%		
Approach Resources (1)	42,100	1,268
Bill Barrett (1)	219,900	5,447
Clayton Williams Energy (1)	60,600	3,145
Cloud Peak Energy (1)	242,600	4,391
Contango Oil & Gas (1)	86,100	4,231
Forest Oil (1)	123,200	1,041
GeoMet (1)	203,300	35
Goodrich Petroleum (1)	192,400	2,432
Lone Pine Resources (1)	78,828	123

Matador Resources (1)	157,300	1,634
Oasis Petroleum (1)	290,350	8,557
Solazyme (1)	109,100	1,252
Swift Energy (1)	156,800	3,274
Westmoreland Coal (1)	64,000	636
		37,466
Total Energy		49,700
FINANCIALS 17.9%		
Capital Markets 2.0%		
Cohen & Steers	116,500	3,451
E*TRADE Financial (1)	479,700	4,226
Financial Engines (1)	201,400	4,799
Gleacher (1)	220,000	161
KBW	96,700	1,593
Piper Jaffray (1)	50,500	1,285
Pzena Investment Management, Class A	28,600	149
Waddell & Reed Financial, Class A	113,300	3,713
		19,377
Commercial Banks 6.4%		
BankUnited	164,800	4,056
East West Bancorp	186,815	3,946
First Horizon National	548,100	5,278
Glacier Bancorp	284,933	4,439
North American Financial Holdings, Class A (1)	179,900	3,238
Pinnacle Financial Partners (1)	62,258	1,203
Prosperity Bancshares	116,600	4,970
Signature Bank (1)	122,200	8,197
Synovus Financial	583,600	1,383
TCF Financial	205,500	2,454
Texas Capital Bancshares (1)	144,600	7,188
Valley National Bancorp	281,253	2,818
Washington Trust Bancorp	67,700	1,778

WestAmerica Bank	82,495	3,881
Western Alliance Bancorp (1)	303,400	3,095
Zions Bancorporation	150,818	3,115
		61,039
Consumer Finance 0.0%		
Green Dot, Class A (1)	15,300	187
		187
Insurance 3.8%		
Assured Guaranty	279,872	3,812
Brown & Brown	51,200	1,335
Fortegra Financial (1)	80,500	638
HCC Insurance Holdings	137,700	4,667
Infinity Property & Casualty	116,200	7,017
Kemper	74,700	2,294
Markel (1)	10,700	4,906
National Financial Partners (1)	79,600	1,345
RLI	52,700	3,513
Selective Insurance	281,200	5,340
State Auto Financial	54,008	885
		35,752
Real Estate Investment Trusts (REITs) 4.9%		
Acadia Realty Trust, REIT	86,500	2,147
CBL & Associates Properties, REIT	309,400	6,602
Chesapeake Lodging Trust, REIT	201,200	3,998
Colony Financial, REIT	73,500	1,432
Cousins Properties, REIT	232,825	1,849
DiamondRock Hospitality, REIT	722,916	6,962
EastGroup Properties, REIT	120,300	6,400
Equity One, REIT	173,300	3,650
First Potomac Realty Trust, REIT	138,000	1,777
Kilroy Realty, REIT	88,900	3,981
LaSalle Hotel Properties, REIT	131,700	3,515
Parkway Properties, REIT	52,000	695

Pebblebrook Hotel Trust, REIT	66,100	1,546
Starwood Property Trust, REIT	60,300	1,403
		45,957
Real Estate Management & Development 0.1%		
Zillow (1)	11,900	502
		502
Thrifts & Mortgage Finance 0.7%		
Capitol Federal Financial	337,234	4,033
MGIC Investment (1)	163,800	251
Radian	303,500	1,317
Walker & Dunlop (1)	49,863	767
		6,368
Total Financials		169,182
HEALTH CARE 11.9%		
Biotechnology 3.9%		
Achillion Pharmaceuticals (1)	84,000	874
Alkermes (1)	182,000	3,776
AMAG Pharmaceuticals (1)	40,200	713
BioMarin Pharmaceutical (1)	58,900	2,372
Cubist Pharmaceuticals (1)	117,700	5,612
Exelixis (1)	309,500	1,492
Idenix Pharmaceuticals (1)	206,900	946
Incyte (1)	373,750	6,746
Isis Pharmaceuticals (1)	88,400	1,244
ONYX Pharmaceuticals (1)	24,900	2,104
Regeneron Pharmaceuticals (1)	44,600	6,809
Rigel Pharmaceuticals (1)	98,800	1,013
Seattle Genetics (1)	73,500	1,981
Targacept (1)	11,200	55
Theravance (1)	34,100	883
		36,620

Health Care Equipment & Supplies 2.4%		
Accuray (1)	21,397	151
Analogic	21,200	1,657
Cooper Companies	49,000	4,629
Edwards Lifesciences (1)	10,400	1,117
HeartWare International (1)	20,100	1,899
Integra LifeSciences (1)	28,100	1,155
Masimo (1)	8,100	196
Meridian Bioscience	255,800	4,906
Steris	97,500	3,458
Tornier (1)	16,000	303
Wright Medical Group (1)	168,500	3,726
		23,197
Health Care Providers & Services 4.2%		
Acadia Healthcare (1)	88,400	2,108
Amerigroup (1)	91,474	8,364
Catamaran (1)	55,908	5,477
Centene (1)	76,100	2,847
Healthways (1)	69,300	812
HMS Holdings (1)	188,700	6,308
LifePoint Hospitals (1)	103,700	4,436
PSS World Medical (1)	60,500	1,378
Vanguard Health Systems (1)	227,600	2,815
Wellcare Health Plans (1)	87,000	4,920
		39,465
Health Care Technology 0.0%		
MedAssets (1)	12,494	222
		222
Life Sciences Tools & Services 0.3%		
Bruker (1)	215,700	2,824
		2,824

Pharmaceuticals 1.1%		
AVANIR Pharmaceuticals (1)	515,000	1,648
Medicines Company (1)	123,000	3,175
Optimer Pharmaceuticals (1)	41,400	584
Pacira Pharmaceuticals (1)	187,300	3,259
XenoPort (1)	115,500	1,324
		9,990
Total Health Care		112,318
INDUSTRIALS & BUSINESS SERVICES 18.6%		
Aerospace & Defense 1.5%		
American Science Engineering	50,553	3,317
Hexcel (1)	155,900	3,745
Moog, Class A (1)	72,087	2,730
Teledyne Technologies (1)	70,400	4,462
		14,254
Air Freight & Logistics 0.2%		
UTi Worldwide	145,900	1,965
		1,965
Airlines 0.5%		
Allegiant Travel (1)	71,000	4,499
		4,499
Building Products 1.7%		
A.O. Smith	25,550	1,470
American Woodmark (1)	78,848	1,575
Gibraltar Industries (1)	63,950	820
Lennox International	153,000	7,399
Quanex Building Products	225,200	4,243
Simpson Manufacturing	35,300	1,010
		16,517

Commercial Services & Supplies 2.1%		
American Reprographics (1)	221,900	947
Consolidated Graphics (1)	39,400	1,028
Knoll	214,500	2,992
Mine Safety Appliances	148,500	5,535
Multi-Color	116,800	2,705
Team (1)	77,100	2,456
Waste Connections	149,100	4,510
		20,173
Construction & Engineering 0.3%		
Aegion (1)	58,500	1,121
Quanta Services (1)	58,190	1,437
		2,558
Electrical Equipment 2.4%		
Acuity Brands	206,700	13,082
AZZ	127,646	4,848
Encore Wire	2,200	65
General Cable (1)	149,800	4,401
		22,396
Industrial Conglomerates 0.2%		
Standex International	39,500	1,756
		1,756
Machinery 6.9%		
Albany International	144,100	3,166
Cascade	46,900	2,567
Colfax (1)	20,100	737
EnPro Industries (1)	126,000	4,537
ESCO Technologies	122,300	4,751
Gardner Denver	116,300	7,026
Graco	112,800	5,672
IDEX	16,050	670
John Bean Technologies	127,400	2,080

Proto Labs (1)	16,700	565
RBC Bearings (1)	116,900	5,623
Rexnord (1)	123,500	2,250
Sun Hydraulics	83,050	2,207
Tennant	40,389	1,730
Terex (1)	26,800	605
Toro	125,200	4,980
Trimas (1)	74,600	1,799
Valmont Industries	48,000	6,312
Watts Water Technologies, Class A	167,000	6,318
Woodward	59,900	2,035
		65,630
Professional Services 0.5%		
CTPartners Executive Search (1)	28,200	124
Kforce (1)	225,100	2,654
Korn/Ferry (1)	89,200	1,367
RPX (1)	18,800	211
		4,356
Road & Rail 2.1%		
Celadon Group	140,200	2,253
Heartland Express	12,145	162
Knight Transportation	341,500	4,884
Landstar System	94,200	4,454
RailAmerica (1)	286,900	7,881
		19,634
Trading Companies & Distributors 0.2%		
H&E Equipment Services	187,500	2,272
		2,272
Total Industrials & Business Services		176,010

INFORMATION TECHNOLOGY 18.4%

Communications Equipment 2.4%

Acme Packet (1)	94,300	1,613
ADTRAN	271,500	4,692
Aruba Networks (1)	314,700	7,076
Emulex (1)	151,800	1,094
Finisar (1)	369,112	5,278
Harmonic (1)	218,600	992
Ixia (1)	55,500	892
Shoretel (1)	131,300	537
Ubiquiti Networks (1)	24,700	294
		22,468

Computers & Peripherals 1.5%

3-D Systems (1)	212,900	6,994
Avid Technology (1)	96,000	908
Cray (1)	234,100	2,973
Synaptics (1)	122,800	2,949
Xyratex	31,500	290
		14,114

Electronic Equipment, Instruments & Components 1.3%

Electro Rent	65,000	1,150
Fabrinet (1)	67,300	780
First Solar (1)	58,000	1,284
Measurement Specialties (1)	28,400	937
National Instruments	99,050	2,493
Newport (1)	94,300	1,043
Orbotech (1)	131,400	1,126
Power-One (1)	286,500	1,604
Rofin-Sinar Technology (1)	112,900	2,228
		12,645

Internet Software & Services 1.0%

Active Network (1)	96,200	1,205

Angie's List (1)	185,000	1,957
Bankrate (1)	156,100	2,432
OpenTable (1)	58,400	2,430
Saba Software (1)	95,500	954
		8,978
IT Services 1.4%		
Forrester Research	64,199	1,847
Global Payments	50,600	2,117
Jack Henry & Associates	171,400	6,496
Sapient (1)	226,285	2,412
		12,872
Semiconductor & Semiconductor Equipment 3.9%		
Advanced Energy Industries (1)	319,800	3,940
Cavium (1)	172,200	5,740
Diodes (1)	235,650	4,008
GT Advanced Technologies (1)	202,900	1,106
Intersil Holding, Class A	233,700	2,045
Kopin (1)	184,900	695
M/A-COM Technology Solutions Holdings (1)	103,600	1,316
PDF Solutions (1)	131,400	1,795
PMC-Sierra (1)	856,100	4,828
RF Micro Devices (1)	228,900	904
Semtech (1)	100,800	2,535
Silicon Laboratories (1)	112,400	4,132
STR Holdings (1)	252,600	783
Supertex (1)	61,700	1,103
TriQuint Semiconductor (1)	371,200	1,875
		36,805
Software 6.9%		
Ariba (1)	131,400	5,887
Bottomline Technologies (1)	178,900	4,417
Cadence Design Systems (1)	284,200	3,656
Commvault Systems (1)	61,600	3,616

Concur Technologies (1)	54,400	4,011
DynaVox, Class A (1)	99,700	53
Eloqua (1)	61,700	1,219
Epiq Systems	208,400	2,797
Fortinet (1)	59,200	1,429
Guidewire Software (1)	27,300	848
Interactive Intelligence (1)	142,600	4,285
Progress Software (1)	155,550	3,327
ProofPoint (1)	44,600	662
Pros Holdings (1)	95,200	1,815
QLIK Technologies (1)	13,700	307
Qualys (1)	114,900	1,650
Quest Software (1)	104,400	2,923
RealD (1)	244,800	2,189
RealPage (1)	176,600	3,991
Sourcefire (1)	161,312	7,909
Splunk (1)	34,000	1,248
SS&C Technologies Holdings (1)	287,768	7,255
		65,494
Total Information Technology		173,376
MATERIALS 4.9%		
Chemicals 1.6%		
Intrepid Potash (1)	49,500	1,063
Koppers	133,718	4,671
Rockwood Holdings	182,700	8,514
Senomyx (1)	148,600	282
		14,530
Construction Materials 0.4%		
Eagle Materials	33,100	1,531
Martin Marietta Materials	25,318	2,098
		3,629

Metals & Mining 2.4%		
AK Steel	220,200	1,057
AMCOL International	92,523	3,135
Compass Minerals	61,418	4,581
Franco-Nevada (CAD)	84,300	4,969
Haynes International	84,068	4,384
Petra Diamonds (GBP) (1)	172,287	325
Schnitzer Steel, Class A	131,000	3,688
Walter Energy	26,000	844
		22,983
Paper & Forest Products 0.5%		
Louisiana Pacific (1)	404,300	5,054
		5,054
Total Materials		46,196
TELECOMMUNICATION SERVICES 0.9%		
Diversified Telecommunication Services 0.7%		
Premiere Global Services (1)	220,400	2,061
TW Telecom (1)	192,200	5,010
		7,071
Wireless Telecommunication Services 0.2%		
SBA Communications (1)	28,800	1,812
		1,812
Total Telecommunication Services		8,883
UTILITIES 3.8%		
Electric Utilities 2.4%		
Cleco	37,700	1,583
El Paso Electric	125,300	4,291
Empire District Electric	62,200	1,340
OGE Energy	85,100	4,720

PNM Resources	256,200	5,388
UNS Energy	128,500	5,379
		22,701
Gas Utilities 0.7%		
Chesapeake Utilities	21,300	1,009
Southwest Gas	131,695	5,821
		6,830
Independent Power Producers & Energy Traders 0.5%		
GenOn Energy (1)	1,585,907	4,012
Synthesis Energy Systems (1)	32,700	43
		4,055
Multi-Utilities 0.2%		
Northwestern	52,635	1,907
		1,907
Total Utilities		35,493
Total Common Stocks (Cost $748,043)		923,660
CONVERTIBLE PREFERRED STOCKS 0.4%		
CONSUMER DISCRETIONARY 0.1%		
Internet & Catalog Retail 0.1%		
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $527 (1)(2)	95,948	479
Total Consumer Discretionary		479
ENERGY 0.0%		
Oil, Gas & Consumable Fuels 0.0%		
GeoMet	27,306	137
Total Energy		137

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the nine months ended September 30, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at September 30, 2012, totaled $(48,000) for the nine months ended September 30, 2012.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $770,496,000. Net unrealized gain aggregated $175,739,000 at period-end, of which $218,529,000 related to appreciated investments and $42,790,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Institutional Large-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 99.3%		
CONSUMER DISCRETIONARY 18.9%		
Hotels, Restaurants & Leisure 8.4%		
Carnival	3,065,300	111,700
Chipotle Mexican Grill (1)	159,400	50,616
Las Vegas Sands	2,122,800	98,434
Starbucks	2,555,100	129,671
Starwood Hotels & Resorts Worldwide	1,594,900	92,440
		482,861
Household Durables 0.5%		
D. R. Horton	1,426,100	29,435
		29,435
Internet & Catalog Retail 7.6%		
Amazon.com (1)	856,500	217,825
Groupon (1)	3,599,188	17,132
Netflix (1)	508,800	27,699
priceline.com (1)	277,100	171,450
		434,106
Specialty Retail 0.5%		
TSC	294,000	29,074
		29,074
Textiles, Apparel & Luxury Goods 1.9%		
Fossil (1)	663,200	56,173
Michael Kors Holdings (1)	545,900	29,031
Ralph Lauren	150,200	22,715
		107,919
Total Consumer Discretionary		1,083,395

CONSUMER STAPLES 0.9%		
Beverages 0.4%		
Monster Beverage (1)	418,700	22,677
		22,677
Food & Staples Retailing 0.5%		
Whole Foods Market	307,200	29,921
		29,921
Total Consumer Staples		52,598
ENERGY 5.6%		
Oil, Gas & Consumable Fuels 5.6%		
Cimarex Energy	1,051,200	61,548
EOG Resources	542,200	60,754
Pioneer Natural Resources	395,200	41,259
Range Resources	1,185,700	82,845
Southwestern Energy (1)	984,400	34,237
Williams Companies	1,120,800	39,194
Total Energy		319,837
FINANCIALS 2.4%		
Capital Markets 2.4%		
Franklin Resources	755,648	94,509
TD Ameritrade Holding	2,947,069	45,296
Total Financials		139,805
HEALTH CARE 14.7%		
Biotechnology 5.6%		
Alexion Pharmaceuticals (1)	548,000	62,691
Biogen Idec (1)	428,300	63,915
Celgene (1)	524,570	40,077
Gilead Sciences (1)	2,087,300	138,451

Regeneron Pharmaceuticals (1)	82,100	12,534
		317,668
Health Care Equipment & Supplies 2.5%		
Edwards Lifesciences (1)	798,930	85,781
Stryker	1,048,300	58,349
		144,130
Health Care Providers & Services 5.6%		
Catamaran (1)	432,808	42,402
Express Scripts Holding (1)	1,622,200	101,663
McKesson	1,017,500	87,536
UnitedHealth Group	1,594,700	88,362
		319,963
Pharmaceuticals 1.0%		
Valeant Pharmaceuticals International (1)	1,051,478	58,115
		58,115
Total Health Care		839,876
INDUSTRIALS & BUSINESS SERVICES 12.7%		
Aerospace & Defense 3.7%		
Boeing	1,715,600	119,440
Precision Castparts	572,800	93,561
		213,001
Air Freight & Logistics 1.5%		
UPS, Class B	1,225,300	87,695
		87,695
Airlines 0.7%		
United Continental (1)	2,034,900	39,680
		39,680

Commercial Services & Supplies 0.6%		
IHS (1)	317,521	30,911
		30,911
Industrial Conglomerates 3.1%		
Danaher	3,173,610	175,025
		175,025
Road & Rail 2.1%		
Union Pacific	1,030,700	122,344
		122,344
Trading Companies & Distributors 1.0%		
Fastenal	1,372,006	58,982
		58,982
Total Industrials & Business Services		727,638
INFORMATION TECHNOLOGY 38.3%		
Communications Equipment 4.3%		
Juniper Networks (1)	6,856,400	117,313
Qualcomm	2,059,628	128,706
		246,019
Computers & Peripherals 14.3%		
Apple	936,860	625,129
EMC (1)	3,580,400	97,638
Sandisk (1)	2,279,630	99,004
		821,771
Internet Software & Services 9.9%		
Akamai Technologies (1)	892,400	34,143
Baidu, ADR (1)	750,500	87,673
eBay (1)	1,754,000	84,911
Facebook, Class A, Acquisition Date: 8/12 – 12/29/11 Acquisition Cost $8,790 (1)(2)	292,295	6,012

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the nine months ended September 30, 2012. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at September 30, 2012, totaled $(1,399,000) for the nine months ended September 30, 2012.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $4,565,099,000. Net unrealized gain aggregated $1,161,145,000 at period-end, of which $1,272,714,000 related to appreciated investments and $111,569,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Institutional Large-Cap Core Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.1%		
CONSUMER DISCRETIONARY 22.7%		
Auto Components 0.0%		
Johnson Controls	3,600	99
		99
Automobiles 0.3%		
Harley-Davidson	36,600	1,551
		1,551
Hotels, Restaurants & Leisure 7.3%		
Carnival	119,900	4,369
Chipotle Mexican Grill (1)	8,500	2,699
Las Vegas Sands	103,100	4,781
Marriott, Class A	81,943	3,204
McDonald's	6,100	560
Starbucks	193,700	9,830
Starwood Hotels & Resorts Worldwide	76,600	4,440
Tim Hortons	2,800	146
Wynn Resorts	2,900	335
Yum! Brands	61,600	4,086
		34,450
Internet & Catalog Retail 7.2%		
Amazon.com (1)	77,400	19,685
Expedia	2,400	139
Groupon (1)	49,200	234
Liberty Interactive (1)	64,500	1,193
priceline.com (1)	20,200	12,498
		33,749
Media 2.0%		
Discovery Communications, Class C (1)	72,200	4,046
Omnicom	23,100	1,191

Walt Disney	76,500	3,999
		9,236
Multiline Retail 0.5%		
Dollar General (1)	22,800	1,175
Dollar Tree (1)	20,100	970
		2,145
Specialty Retail 1.6%		
Bed Bath & Beyond (1)	10,200	643
Home Depot	22,500	1,358
O'Reilly Automotive (1)	33,800	2,826
Ross Stores	15,100	976
The Limited	36,700	1,808
Tiffany	100	6
		7,617
Textiles, Apparel & Luxury Goods 3.8%		
Coach	30,900	1,731
Fossil (1)	45,700	3,871
Michael Kors Holdings (1)	38,100	2,026
Nike, Class B	29,600	2,809
PVH	35,300	3,308
Ralph Lauren	25,200	3,811
		17,556
Total Consumer Discretionary		106,403
CONSUMER STAPLES 1.3%		
Beverages 0.3%		
Anheuser-Busch InBev, ADR	6,600	567
Coca-Cola	2,000	76
Monster Beverage (1)	15,100	818
		1,461

Food & Staples Retailing 1.0%		
CVS Caremark	33,500	1,622
Whole Foods Market	30,200	2,941
		4,563
Total Consumer Staples		6,024
ENERGY 5.4%		
Energy Equipment & Services 2.6%		
Cameron International (1)	54,200	3,039
FMC Technologies (1)	24,300	1,125
Halliburton	10,000	337
National Oilwell Varco	4,000	320
Schlumberger	104,600	7,566
		12,387
Oil, Gas & Consumable Fuels 2.8%		
Concho Resources (1)	22,900	2,170
EOG Resources	30,700	3,440
EQT	28,800	1,699
Occidental Petroleum	14,700	1,265
Pioneer Natural Resources	25,200	2,631
Range Resources	27,300	1,908
		13,113
Total Energy		25,500
FINANCIALS 8.6%		
Capital Markets 3.7%		
Ameriprise Financial	17,230	977
Franklin Resources	63,350	7,923
Goldman Sachs	4,000	455
Invesco	182,400	4,558
Morgan Stanley	11,200	187
Northern Trust	37,600	1,745

State Street	18,700	785
TD Ameritrade Holding	36,100	555
		17,185
Commercial Banks 0.7%		
U.S. Bancorp	77,400	2,655
Wells Fargo	17,700	611
		3,266
Consumer Finance 1.0%		
American Express	86,950	4,944
		4,944
Diversified Financial Services 0.8%		
Citigroup	1,600	52
IntercontinentalExchange (1)	19,800	2,642
JPMorgan Chase	22,700	919
		3,613
Insurance 0.3%		
Marsh & McLennan	28,500	967
Prudential Financial	8,600	469
		1,436
Real Estate Investment Trusts (REITs) 2.1%		
American Tower, REIT	138,800	9,909
		9,909
Total Financials		40,353
HEALTH CARE 11.1%		
Biotechnology 4.8%		
Alexion Pharmaceuticals (1)	41,900	4,793
Amgen	3,100	262
Biogen Idec (1)	44,300	6,611
Celgene (1)	52,000	3,973

Gilead Sciences (1)	77,100	5,114
Regeneron Pharmaceuticals (1)	11,300	1,725
Vertex Pharmaceuticals (1)	700	39
		22,517
Health Care Equipment & Supplies 1.5%		
Baxter International	24,600	1,482
Covidien	19,500	1,159
Edwards Lifesciences (1)	18,800	2,019
Intuitive Surgical (1)	600	297
Stryker	33,700	1,876
		6,833
Health Care Providers & Services 3.5%		
Cardinal Health	16,900	659
Express Scripts Holding (1)	109,000	6,831
Henry Schein (1)	3,300	261
McKesson	70,800	6,091
UnitedHealth Group	48,300	2,676
		16,518
Health Care Technology 0.0%		
Cerner (1)	100	8
		8
Life Sciences Tools & Services 0.5%		
Thermo Fisher Scientific	44,300	2,606
		2,606
Pharmaceuticals 0.8%		
Allergan	36,400	3,334
Perrigo	2,500	290
		3,624
Total Health Care		52,106

INDUSTRIALS & BUSINESS SERVICES 12.4%		
Aerospace & Defense 3.1%		
Boeing	47,100	3,279
Honeywell International	55,800	3,334
Precision Castparts	41,600	6,795
United Technologies	13,100	1,026
		14,434
Air Freight & Logistics 1.1%		
C.H. Robinson Worldwide	400	24
Expeditors International of Washington	2,100	76
FedEx	62,100	5,255
		5,355
Airlines 0.1%		
United Continental (1)	19,800	386
		386
Commercial Services & Supplies 0.5%		
IHS (1)	23,700	2,307
		2,307
Electrical Equipment 0.4%		
AMETEK	3,700	131
Roper Industries	17,500	1,923
		2,054
Industrial Conglomerates 3.3%		
3M	13,700	1,266
Danaher	253,580	13,985
GE	8,200	186
		15,437
Machinery 0.0%		
Stanley Black & Decker	2,700	206
		206

Road & Rail 2.3%		
J.B. Hunt Transport Services	11,800	614
Kansas City Southern Industries	27,000	2,046
Union Pacific	68,400	8,119
		10,779
Trading Companies & Distributors 1.6%		
Fastenal	107,500	4,621
W. W. Grainger	13,700	2,855
		7,476
Total Industrials & Business Services		58,434
INFORMATION TECHNOLOGY 33.3%		
Communications Equipment 2.5%		
Juniper Networks (1)	115,400	1,975
Qualcomm	158,400	9,898
		11,873
Computers & Peripherals 11.9%		
Apple	74,900	49,978
EMC (1)	214,300	5,844
		55,822
Electronic Equipment, Instruments & Components 0.1%		
Amphenol, Class A	5,700	336
		336
Internet Software & Services 10.2%		
Baidu, ADR (1)	68,500	8,002
eBay (1)	160,900	7,789
Equinix (1)	1,200	247
Facebook, Class A, Acquisition Date: 8/12 – 12/29/11 Acquisition Cost $458 (1)(2)	15,455	318
Facebook, Class B, Acquisition Date: 3/31 – 5/19/11 Acquisition Cost $897 (1)(2)	35,889	738

Google, Class A (1)	31,400	23,691
LinkedIn (1)	16,500	1,987
Tencent Holdings (HKD)	146,700	5,014
		47,786
IT Services 4.8%		
Accenture, Class A	20,400	1,428
Alliance Data Systems (1)	5,700	809
Cognizant Technology Solutions (1)	1,300	91
Fiserv (1)	7,700	570
MasterCard, Class A	28,900	13,048
Visa, Class A	48,300	6,486
		22,432
Semiconductor & Semiconductor Equipment 1.8%		
Altera	16,800	571
Broadcom, Class A	170,100	5,882
Xilinx	70,500	2,355
		8,808
Software 2.0%		
Autodesk (1)	62,600	2,089
Intuit	20,700	1,219
Microsoft	5,800	172
Oracle	7,200	227
Red Hat (1)	24,900	1,418
Salesforce.com (1)	28,000	4,275
		9,400
Total Information Technology		156,457
MATERIALS 4.3%		
Chemicals 4.3%		
Ecolab	39,000	2,528
Monsanto	44,600	4,059
Praxair	79,700	8,279

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the nine months ended September 30, 2012. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at September 30, 2012, totaled $0 for the nine months ended September 30, 2012.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $350,467,000. Net unrealized gain aggregated $118,616,000 at period-end, of which $120,727,000 related to appreciated investments and $2,111,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Institutional U.S. Structured Research Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 98.9%		
CONSUMER DISCRETIONARY 11.9%		
Auto Components 0.3%		
Johnson Controls	33,800	926
TRW (1)	15,300	669
		1,595
Automobiles 0.4%		
General Motors (1)	63,500	1,445
Harley-Davidson	26,300	1,114
		2,559
Hotels, Restaurants & Leisure 2.7%		
Carnival	61,600	2,245
Chipotle Mexican Grill (1)	2,800	889
Las Vegas Sands	42,800	1,984
Marriott, Class A	8,993	351
McDonald's	34,200	3,138
Starbucks	58,400	2,964
Starwood Hotels & Resorts Worldwide	20,200	1,171
Wynn Resorts	2,200	254
Yum! Brands	32,000	2,123
		15,119
Household Durables 0.2%		
Harman International	10,700	494
Lennar, Class A	18,800	654
		1,148
Internet & Catalog Retail 1.3%		
Amazon.com (1)	20,000	5,086
Groupon (1)	43,100	205
priceline.com (1)	3,400	2,104
		7,395

Leisure Equipment & Products 0.2%		
Hasbro	26,100	996
		996
Media 3.2%		
Comcast, Class A	104,100	3,724
DIRECTV (1)	24,200	1,269
Discovery Communications, Class C (1)	14,450	810
Interpublic Group	73,700	820
McGraw-Hill	20,700	1,130
News Corporation, Class A	43,100	1,057
Time Warner	34,166	1,549
Time Warner Cable, Class A	24,163	2,297
Viacom, Class B	25,900	1,388
Walt Disney	79,900	4,177
		18,221
Multiline Retail 1.5%		
Dollar General (1)	36,500	1,881
Kohl's	61,900	3,171
Macy's	42,500	1,599
Target	28,500	1,809
		8,460
Specialty Retail 1.6%		
AutoZone (1)	4,500	1,664
Bed Bath & Beyond (1)	6,100	384
CarMax (1)	81,600	2,309
Home Depot	49,300	2,976
Lowe's	2,800	85
Ross Stores	22,900	1,479
		8,897
Textiles, Apparel & Luxury Goods 0.5%		
Coach	20,100	1,126

Nike, Class B	22,200	2,107
		3,233
Total Consumer Discretionary		67,623
CONSUMER STAPLES 10.0%		
Beverages 3.1%		
Coca-Cola	161,000	6,107
Coca-Cola Enterprises	53,600	1,676
Dr Pepper Snapple	27,900	1,243
Molson Coors Brewing, Class B	31,700	1,428
Monster Beverage (1)	3,200	173
PepsiCo	93,047	6,585
		17,212
Food & Staples Retailing 1.5%		
CVS Caremark	44,200	2,140
Kroger	66,300	1,561
Wal-Mart	47,800	3,527
Whole Foods Market	13,200	1,286
		8,514
Food Products 1.6%		
Archer-Daniels-Midland	27,400	745
General Mills	64,400	2,566
Green Mountain Coffee (1)	24,800	589
Kellogg	51,100	2,640
Mondelez International, Class A	56,600	2,340
		8,880
Household Products 2.2%		
Colgate-Palmolive	18,000	1,930
Energizer	13,700	1,022
Procter & Gamble	138,567	9,611
		12,563

Personal Products 0.2%		
Avon	75,600	1,206
		1,206
Tobacco 1.4%		
Altria Group	63,900	2,134
Philip Morris International	65,600	5,900
		8,034
Total Consumer Staples		56,409
ENERGY 11.3%		
Energy Equipment & Services 1.6%		
Baker Hughes	20,966	948
Cameron International (1)	21,300	1,194
FMC Technologies (1)	24,700	1,144
Noble	25,900	927
Schlumberger	63,762	4,612
		8,825
Oil, Gas & Consumable Fuels 9.7%		
Anadarko Petroleum	23,500	1,643
Apache	27,500	2,378
Chevron	91,100	10,619
Cimarex Energy	7,000	410
ConocoPhillips	19,700	1,126
CONSOL Energy	18,300	550
Devon Energy	31,700	1,918
EQT	11,000	649
ExxonMobil	205,943	18,833
Hess	30,700	1,649
Murphy Oil	23,500	1,262
Newfield Exploration (1)	12,300	385
Occidental Petroleum	26,000	2,237
Phillips 66	37,050	1,718

Pioneer Natural Resources	11,300	1,180
Range Resources	14,700	1,027
Southwestern Energy (1)	38,100	1,325
Spectra Energy	67,300	1,976
Valero Energy	54,200	1,717
Williams Companies	60,100	2,102
WPX Energy (1)	28,133	467
		55,171
Total Energy		63,996
FINANCIALS 14.8%		
Capital Markets 2.0%		
Ameriprise Financial	19,100	1,083
Franklin Resources	11,500	1,438
Goldman Sachs	22,750	2,586
Invesco	69,700	1,742
Morgan Stanley	114,700	1,920
Northern Trust	41,300	1,917
TD Ameritrade Holding	44,500	684
		11,370
Commercial Banks 3.1%		
Fifth Third Bancorp	53,200	825
Huntington Bancshares	96,500	666
PNC Financial Services Group	36,200	2,284
Regions Financial	139,100	1,003
SunTrust	69,700	1,970
U.S. Bancorp	112,800	3,869
Wells Fargo	177,293	6,122
Zions Bancorporation	29,700	614
		17,353
Consumer Finance 0.9%		
American Express	37,000	2,104

Capital One Financial	28,200	1,608
Discover Financial	19,700	783
SLM Corporation	25,900	407
		4,902
Diversified Financial Services 3.2%		
Bank of America	544,067	4,804
Citigroup	70,730	2,314
CME Group	23,500	1,347
IntercontinentalExchange (1)	9,200	1,227
JPMorgan Chase	178,500	7,226
Moody's	33,800	1,493
		18,411
Insurance 3.6%		
Allstate	75,900	3,006
Berkshire Hathaway, Class B (1)	31,900	2,813
Chubb	26,800	2,044
Loews	19,200	792
Marsh & McLennan	50,300	1,707
MetLife	90,500	3,119
Progressive	82,200	1,705
The Travelers Companies	23,500	1,604
Willis Group Holdings	24,100	890
XL Group	109,100	2,622
		20,302
Real Estate Investment Trusts (REITs) 2.0%		
American Tower, REIT	35,800	2,556
AvalonBay Communities, REIT	3,600	490
Boston Properties, REIT	3,400	376
General Growth Properties, REIT	24,600	479
Public Storage, REIT	5,900	821
Simon Property Group, REIT	20,212	3,068
SL Green Realty, REIT	7,000	561
Vornado Realty Trust, REIT	22,100	1,791

Weyerhaeuser, REIT	38,885	1,016
		11,158
Total Financials		83,496
HEALTH CARE 11.9%		
Biotechnology 2.1%		
Alexion Pharmaceuticals (1)	13,800	1,579
Amgen	34,800	2,934
Biogen Idec (1)	14,900	2,223
Celgene (1)	15,100	1,154
Dendreon (1)	44,500	215
Gilead Sciences (1)	53,700	3,562
		11,667
Health Care Equipment & Supplies 2.0%		
Baxter International	30,500	1,838
C. R. Bard	5,800	607
Covidien	24,900	1,480
DENTSPLY International	44,400	1,693
Edwards Lifesciences (1)	12,400	1,331
Intuitive Surgical (1)	1,000	496
St. Jude Medical	16,500	695
Stryker	39,100	2,176
Zimmer Holdings	16,600	1,123
		11,439
Health Care Providers & Services 2.1%		
AmerisourceBergen	17,300	670
Express Scripts Holding (1)	51,552	3,231
HCA Holdings	27,200	904
McKesson	17,400	1,497
Quest Diagnostics	12,100	768
UnitedHealth Group	64,200	3,557

WellPoint	24,400	1,415
		12,042
Life Sciences Tools & Services 0.5%		
Agilent Technologies	19,000	731
Life Technologies (1)	5,800	283
Thermo Fisher Scientific	27,100	1,594
		2,608
Pharmaceuticals 5.2%		
Abbott Laboratories	45,800	3,140
Allergan	14,000	1,282
Eli Lilly	41,500	1,968
Hospira (1)	6,300	207
Johnson & Johnson	117,900	8,124
Merck	139,816	6,306
Pfizer	338,805	8,419
		29,446
Total Health Care		67,202
INDUSTRIALS & BUSINESS SERVICES 9.9%		
Aerospace & Defense 2.4%		
Boeing	57,200	3,982
Honeywell International	48,000	2,868
Precision Castparts	11,440	1,869
Textron	42,000	1,099
United Technologies	48,600	3,805
		13,623
Air Freight & Logistics 0.8%		
C.H. Robinson Worldwide	8,200	480
Expeditors International of Washington	4,700	171
FedEx	22,200	1,879

UPS, Class B	30,100	2,154
		4,684
Airlines 0.1%		
United Continental (1)	30,900	603
		603
Commercial Services & Supplies 0.4%		
Cintas	13,800	572
Stericycle (1)	16,600	1,503
		2,075
Construction & Engineering 0.1%		
Fluor	7,460	420
		420
Electrical Equipment 0.5%		
Emerson Electric	53,900	2,602
		2,602
Industrial Conglomerates 3.4%		
3M	43,600	4,030
Danaher	82,000	4,522
GE	420,400	9,547
McDermott International (1)	20,500	250
Tyco International (1)	6,900	189
Tyco International (2)	16,400	923
		19,461
Machinery 1.2%		
Caterpillar	11,700	1,007
Cummins	18,100	1,669
Deere	16,500	1,361
Ingersoll-Rand	40,900	1,833
Pall	5,500	349

Stanley Black & Decker	7,900	602
		6,821
Professional Services 0.1%		
Robert Half International	21,300	567
		567
Road & Rail 0.7%		
CSX	56,900	1,181
Union Pacific	24,900	2,955
		4,136
Trading Companies & Distributors 0.2%		
Fastenal	16,600	713
W. W. Grainger	2,000	417
		1,130
Total Industrials & Business Services		56,122
INFORMATION TECHNOLOGY 19.2%		
Communications Equipment 2.0%		
Cisco Systems	265,900	5,076
Juniper Networks (1)	103,300	1,768
Qualcomm	73,900	4,618
		11,462
Computers & Peripherals 6.1%		
Apple	41,300	27,558
Dell	347,800	3,429
EMC (1)	75,400	2,056
NetApp (1)	25,600	842
SanDisk (1)	8,300	360
		34,245
Internet Software & Services 2.3%		
Akamai Technologies (1)	15,100	578

eBay (1)	54,200	2,624
Google, Class A (1)	13,200	9,959
		13,161
IT Services 2.9%		
Accenture, Class A	31,900	2,234
Automatic Data Processing	25,200	1,478
IBM	28,900	5,995
MasterCard, Class A	6,200	2,799
Paychex	6,600	220
Visa, Class A	20,200	2,712
Western Union	59,200	1,079
		16,517
Semiconductor & Semiconductor Equipment 1.9%		
Applied Materials	105,800	1,181
Atmel (1)	172,700	908
Broadcom, Class A	25,700	889
Intel	140,800	3,193
KLA-Tencor	15,900	759
Lam Research (1)	23,500	747
Marvell Technology Group	64,800	593
Micron Technology (1)	61,000	365
NVIDIA (1)	32,500	434
Texas Instruments	59,200	1,631
		10,700
Software 4.0%		
Autodesk (1)	62,600	2,089
Check Point Software Technologies (1)	6,700	323
Electronic Arts (1)	14,400	183
Microsoft	384,700	11,456
Oracle	201,700	6,352
Red Hat (1)	21,400	1,218

Salesforce.com (1)	6,700	1,023
		22,644
Total Information Technology		108,729
MATERIALS 4.0%		
Chemicals 2.6%		
Air Products & Chemicals	6,400	529
Celanese, Class A	18,100	686
Dow Chemical	24,000	695
Ecolab	29,500	1,912
Lyondellbasell Industries, Class A	30,600	1,581
Monsanto	33,300	3,031
Mosaic	12,100	697
Potash Corporation of Saskatchewan	25,100	1,090
PPG Industries	11,400	1,309
Praxair	17,900	1,860
Sherwin-Williams	9,900	1,474
		14,864
Construction Materials 0.3%		
Martin Marietta Materials	11,600	961
Vulcan Materials	11,700	553
		1,514
Containers & Packaging 0.1%		
Ball	15,500	656
		656
Metals & Mining 0.8%		
Cliffs Natural Resources	7,000	274
Freeport-McMoRan Copper & Gold	47,200	1,868
Newmont Mining	20,800	1,165
Nucor	19,100	731

U.S. Steel	12,900	246
		4,284
Paper & Forest Products 0.2%		
International Paper	32,100	1,166
		1,166
Total Materials		22,484
TELECOMMUNICATION SERVICES 3.1%		
Diversified Telecommunication Services 2.6%		
AT&T	293,200	11,054
Verizon Communications	76,400	3,481
		14,535
Wireless Telecommunication Services 0.5%		
Crown Castle International (1)	19,100	1,224
Sprint Nextel (1)	305,900	1,689
		2,913
Total Telecommunication Services		17,448
UTILITIES 2.8%		
Electric Utilities 1.2%		
American Electric Power	26,300	1,156
Edison International	15,700	717
Entergy	28,600	1,982
Exelon	41,600	1,480
FirstEnergy	31,346	1,382
		6,717
Independent Power Producers & Energy Traders 0.9%		
AES (1)	231,400	2,539
Calpine (1)	48,600	841

NRG Energy	70,700	1,512
		4,892
Multi-Utilities 0.7%		
CenterPoint Energy	39,200	835
PG&E	24,700	1,054
Sempra Energy	24,300	1,567
Teco Energy	32,300	572
		4,028
Total Utilities		15,637
Total Common Stocks (Cost $426,961)		559,146
SHORT-TERM INVESTMENTS 1.6%		
Money Market Funds 1.5%		
T. Rowe Price Government Reserve Investment Fund, 0.11% (3)(4)	8,437,525	8,438
		8,438
U.S. Treasury Obligations 0.1%		
U.S. Treasury Bills, 0.138%, 11/23/12 (5)	300,000	300
		300
Total Short-Term Investments (Cost $8,738)		8,738
Total Investments in Securities 100.5% of Net Assets (Cost $435,699)		$ 567,884

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) When-issued security
(3) Seven-day yield
(4) Affiliated Companies
(5) At September 30, 2012, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional U.S. Structured Research Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional U.S. Structured Research Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

When-Issued Securities
The fund may enter into when-issued purchases and/or sales commitments, pursuant to which it agrees to purchase or sell, respectively, the underlying security for a fixed unit price, with payment and delivery at a scheduled future date generally beyond the customary settlement period for such securities. When-issued refers to securities that have not yet been issued but will be issued in the future and may include new securities or securities obtained through a corporate action on a current holding. The fund normally purchases when-issued securities with the intention of taking possession but may enter into a separate agreement to sell the securities before the settlement date. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its when-issued commitments.

Counterparty Risk and Collateral
Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund. Securities posted by the fund to meet margin requirements are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. As of September 30, 2012, securities valued at $275,000 had been posted by the fund to the broker for exchange-traded derivatives.

NOTE 5 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $435,699,000. Net unrealized gain aggregated $132,169,000 at period-end, of which $140,198,000 related to appreciated investments and $8,029,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2012